Note 13 - Revenue (Tables)	12 Months Ended
Mar. 31, 2025
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Fiscal Year Ended March 31,
	2025	2024
Flat-Roll Segment:
Company Owned Flat-Roll Products	$399,853	$467,510
Processing or Storage of Customer Owned Coil	4,791	5,264
	$404,644	$472,774
Tubular Segment:
Manufactured Pipe	$39,956	$43,477
	$39,956	$43,477